Defined Benefit Pension Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended							12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2010	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 30, 2012 Maximum	Jul. 02, 2011 Maximum	Jul. 03, 2010 Maximum	Jul. 03, 2010 North American Fresh Bakery	Jul. 03, 2010 International Household And Body Care	Mar. 31, 2010 Segment, Discontinued Operations	Jul. 02, 2011 Segment, Discontinued Operations	Mar. 31, 2010 Segment, Continuing Operations	Jul. 03, 2010 Pension Plans, Defined Benefit	Jun. 30, 2012 Pension Plans, Defined Benefit	Jun. 30, 2012 Pension Plans, Defined Benefit Scenario, Forecast	Jun. 30, 2012 Pension Plans, Defined Benefit North American Fresh Bakery	Jun. 30, 2012 Pension Plans, Defined Benefit Segment, Discontinued Operations North American Fresh Bakery
Defined Benefit Plan Disclosure [Line Items]
Settlement gain (loss)		$ (1)														$ (36)	$ (36)
Pension plan curtailment	25								10	5	(5)	20
Recognition of net prior service credits	3
Reduction in projected benefit obligation	22
Net periodic benefit cost increase (decrease) from prior year		(13)	(44)
Voluntary Employer contributions		9	6										200
Expected amortization of prior service cost in 2013															1
Expected amortization of net actuarial loss in 2013															5
Funded status		(165)	(118)
Increase in benefit plan obligations		303
Actuarial (gain) loss		294	(26)
Increase in benefit plan assets		256
Accumulated pension obligation		1,680	1,376
Asset allocation aggregate fair value basis, fixed income securities		91.00%
Asset allocation aggregate fair value basis, equity securities		6.00%
Notional value basis of actual allocation of fixed-income securities percentage of assets		84.00%
Notional value basis of actual allocation of equity securities percentage of assets		9.00%
Future plan benefit payments 2013														69
Future plan benefit payments 2014														71
Future plan benefit payments 2015														74
Future plan benefit payments 2016														77
Future plan benefit payments 2017														81
Future plan benefit payments 2018 to 2022														450
Employer contributions														4
Defined contribution plan expense		21	27	25
Percentage of contribution to Pension funds					5.00%	5.00%	5.00%
Multi-employer plan annual contributions		2	3	4
Multi-employer partial withdrawal - collective bargaining unit								$ 22